Segment information - Long lived assets (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Segment information
Total long-lived assets	$ 260,748	$ 127,377
USA
Segment information
Total long-lived assets	132,510	30,954
Romania
Segment information
Total long-lived assets	29,930	31,982
Sweden
Segment information
Total long-lived assets	26,083
UK
Segment information
Total long-lived assets	14,238	15,516
Switzerland
Segment information
Total long-lived assets	20,425	12,009
Russia
Segment information
Total long-lived assets	10,030	9,653
Poland
Segment information
Total long-lived assets	8,465	8,236
Ukraine
Segment information
Total long-lived assets	6,993	7,419
Luxembourg
Segment information
Total long-lived assets	3,152	4,765
Germany
Segment information
Total long-lived assets	5,873	3,494
Other
Segment information
Total long-lived assets	$ 3,049	$ 3,349